Acquisitions - Measurement Period Adjustments (Details) R in Millions, $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025 ZAR (R)	Mar. 31, 2025 ZAR (R)	Mar. 31, 2025 USD ($)	Jun. 30, 2025 ZAR (R)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 ZAR (R)
Disclosure of detailed information about business combination [line items]
Acquisition of subsidiaries, net of cash acquired						R 1,990	R 2,690		R (471)
Deferred tax asset						(4,377)	(2,306)		R (2,234)		R (6,918)
Reldan Group
Disclosure of detailed information about business combination [line items]
Fair value of identifiable net assets acquired	R 2,769	R 2,769
Consideration paid	3,039	96	$ 5.0
Fair value of NCI put liability	109	109
Total consideration	3,148	3,148
Goodwill	379	379					283
Acquisition of subsidiaries, net of cash acquired				R 96	$ 5.0
Deferred tax asset						R 1,188				$ 63.0
Consideration paid, net of transactions costs							R 2,920	$ 155.9
Reldan Group | As previous
Disclosure of detailed information about business combination [line items]
Fair value of identifiable net assets acquired	2,769	2,769
Consideration paid	2,943
Fair value of NCI put liability	109	109
Total consideration	3,052	3,052
Goodwill	283	283
Reldan Group | Final payment
Disclosure of detailed information about business combination [line items]
Fair value of identifiable net assets acquired	0	0
Consideration paid	96
Fair value of NCI put liability	0	0
Total consideration	96	96
Goodwill	R 96	R 96
Reldan Group | Minimum
Disclosure of detailed information about business combination [line items]
Debt term							3 years	3 years
Reldan Group | Maximum
Disclosure of detailed information about business combination [line items]
Debt term							5 years	5 years